OTHER POST-EMPLOYMENT BENEFITS AND OTHER EMPLOYEE BENEFIT PLANS - Components of net period benefit cost (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 1.6	$ 1.5	$ 4.4	$ 4.9	$ 6.0	$ 4.9	$ 5.8
Interest cost	0.2	0.7	2.3	1.6	4.2	7.0	7.2
Net period benefit cost	$ 2.7	$ 2.0	$ 5.3	$ 7.2	(6.9)	(4.0)	(5.0)
Other Postretirement Benefits and Other Employee Benefit Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost					0.1	0.1	0.1
Interest cost					0.1	0.1	0.1
Amortization of prior service cost							0.2
Net period benefit cost					$ 0.2	$ 0.2	$ 0.4